ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) ft² in Millions, $ in Millions				12 Months Ended
	Dec. 07, 2017 USD ($) ft² property	Dec. 01, 2017 USD ($) ft²	Mar. 09, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 07, 2018 USD ($)	Oct. 16, 2018 USD ($)	Oct. 01, 2018 USD ($)	Aug. 28, 2018 USD ($)	Aug. 03, 2018 USD ($)	Aug. 01, 2018 USD ($)	Jul. 03, 2018 USD ($)	Jun. 12, 2018 USD ($)	Jun. 01, 2018 USD ($)	May 15, 2018 USD ($)	Feb. 01, 2018 USD ($)	Dec. 28, 2017 USD ($)	Oct. 16, 2017 USD ($)	May 10, 2017 USD ($)	Apr. 25, 2017 USD ($)	Apr. 04, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date				$ 15,900	$ 5,100
Profit (loss) of acquired entities since acquisition date				711	694
Revenue of combined entity as if combination occurred at beginning of period				12,600	25,500
Goodwill				8,815	5,317																	$ 3,783
Net income (loss) of combined entity as if combination occurred at beginning of period				(1,800)	(1,000)
BRK
Disclosure of detailed information about business combination [line items]
Total consideration																				$ 1,000
Goodwill Recognised as of Acquisition Date					17
Greenergy
Disclosure of detailed information about business combination [line items]
Goodwill Recognised as of Acquisition Date					92
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill				1,157	1,127
Real Estate | UK Student Housing Properties
Disclosure of detailed information about business combination [line items]
Number of UK Student Housing Properties acquired																15
Total consideration																$ 752
Real Estate | U.S. Extended-Stay Hotel Properites
Disclosure of detailed information about business combination [line items]
Number of U.S. Extended-stay Hotel Properties Acquired																105
Total consideration																$ 764
Real Estate | Houston Center
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					120
Total consideration		$ 819
Identifiable Assets Acquired Recognised As Of Acquisition Date					847
Property, plant and equipment					0
Goodwill Recognised as of Acquisition Date					0
Cash consideration		$ 175
Net income (loss) of combined entity as if combination occurred at beginning of period					(26)
Deferred tax liabilities recognised as of acquisition date					0
Office space acquired | ft²		4.2
Liabilities Recognized as of Acquisition Date					28
Borrowings recognised as of acquisition date					0
Real Estate | Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					53
Total consideration	$ 102
Identifiable Assets Acquired Recognised As Of Acquisition Date					702
Property, plant and equipment					0
Goodwill Recognised as of Acquisition Date					0
Net income (loss) of combined entity as if combination occurred at beginning of period					(1)
Deferred tax liabilities recognised as of acquisition date					45
Office space acquired | ft²	0.0
Office properties acquired | property	14
Liabilities Recognized as of Acquisition Date					600
Borrowings recognised as of acquisition date					511
Real Estate | 666 Fifth Avenue [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				84
Total consideration										$ 1,299
Identifiable Assets Acquired Recognised As Of Acquisition Date										1,303
Property, plant and equipment										0
Goodwill										$ 0
Net income (loss) of combined entity as if combination occurred at beginning of period				(85)
Percentage of interests acquired										100.00%
Deferred tax liabilities recognised as of acquisition date										$ 0
Liabilities Recognized as of Acquisition Date										4
Borrowings recognised as of acquisition date										$ 0
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				1,800
Total consideration									$ 13,240
Identifiable Assets Acquired Recognised As Of Acquisition Date									29,892
Property, plant and equipment									56
Goodwill									0
Cash consideration									200
Net income (loss) of combined entity as if combination occurred at beginning of period				(1,100)
Gain recognised in bargain purchase transaction				921
Deferred tax liabilities recognised as of acquisition date									11
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date									7,800
Loss on revaluation of equity interest in acquiree held by acquirer immediately before acquisition date				502
Liabilities Recognized as of Acquisition Date									15,731
Borrowings recognised as of acquisition date									13,147
Real Estate | Manufactured housing
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					237
Total consideration			$ 768
Identifiable Assets Acquired Recognised As Of Acquisition Date					2,202
Property, plant and equipment					0
Goodwill Recognised as of Acquisition Date					0
Cash consideration			578
Net income (loss) of combined entity as if combination occurred at beginning of period					(86)
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 0
Deferred tax liabilities recognised as of acquisition date					0
Liabilities Recognized as of Acquisition Date					1,327
Borrowings recognised as of acquisition date					1,261
Real Estate | Forest City [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				1,100
Total consideration						$ 6,948
Identifiable Assets Acquired Recognised As Of Acquisition Date						12,364
Property, plant and equipment						0
Goodwill						$ 0
Net income (loss) of combined entity as if combination occurred at beginning of period				(381)
Percentage of interests acquired						100.00%
Deferred tax liabilities recognised as of acquisition date						$ 0
Liabilities Recognized as of Acquisition Date						5,416
Borrowings recognised as of acquisition date						$ 3,664
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill				941	901
Renewable Power | TerraForm Power
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					622
Total consideration																		$ 719
Identifiable Assets Acquired Recognised As Of Acquisition Date					6,534
Property, plant and equipment					5,678
Goodwill Recognised as of Acquisition Date					0
Net income (loss) of combined entity as if combination occurred at beginning of period					46
Percentage of interests acquired																		51.00%
Deferred tax liabilities recognised as of acquisition date					33
Liabilities Recognized as of Acquisition Date					5,815
Borrowings recognised as of acquisition date					3,714
Renewable Power | TerraForm Global
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					249
Total consideration																	$ 757
Identifiable Assets Acquired Recognised As Of Acquisition Date					2,103
Property, plant and equipment					1,208
Goodwill Recognised as of Acquisition Date					0
Net income (loss) of combined entity as if combination occurred at beginning of period					33
Percentage of interests acquired																	100.00%
Deferred tax liabilities recognised as of acquisition date					15
Liabilities Recognized as of Acquisition Date					1,346
Borrowings recognised as of acquisition date					1,188
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				407
Total consideration													$ 1,114
Identifiable Assets Acquired Recognised As Of Acquisition Date													3,514
Property, plant and equipment													2,724
Goodwill													$ 115
Net income (loss) of combined entity as if combination occurred at beginning of period				(63)
Percentage of interests acquired													95.00%
Deferred tax liabilities recognised as of acquisition date													$ 174
Liabilities Recognized as of Acquisition Date													(2,400)
Borrowings recognised as of acquisition date													$ 1,906
Private Equity and Other [Member] | Previously Equity-Accounted Investment
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction				393
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill				3,859	1,301
Infrastructure | NTS
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					1,300
Total consideration																					$ 5,100
Identifiable Assets Acquired Recognised As Of Acquisition Date					6,725
Property, plant and equipment					0
Goodwill					804
Cash consideration																					4,200
Business Combination, Deferred Consideration From Transaction																					$ 1,000
Net income (loss) of combined entity as if combination occurred at beginning of period					(660)
Percentage of interests acquired																					90.00%
Deferred tax liabilities recognised as of acquisition date					946
Additional deferred tax liabilities recognised as of acquisition date																					$ 893
Liabilities Recognized as of Acquisition Date					1,625
Borrowings recognised as of acquisition date					0
Infrastructure | Gas Natural [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				884
Total consideration														$ 522
Goodwill				621
Net income (loss) of combined entity as if combination occurred at beginning of period				(70)
Percentage of interests acquired														55.00%
Infrastructure | North River [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				246
Total consideration								$ 2,000
Identifiable Assets Acquired Recognised As Of Acquisition Date								2,188
Property, plant and equipment								1,442
Goodwill				524				$ 524
Net income (loss) of combined entity as if combination occurred at beginning of period				(16)
Percentage of interests acquired								100.00%
Deferred tax liabilities recognised as of acquisition date								$ 186
Liabilities Recognized as of Acquisition Date								232
Borrowings recognised as of acquisition date								$ 0
Infrastructure | Enercare [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				949
Total consideration							$ 2,400
Identifiable Assets Acquired Recognised As Of Acquisition Date							4,026
Property, plant and equipment							669
Goodwill				1,300
Cash consideration							$ 2,200
Net income (loss) of combined entity as if combination occurred at beginning of period				(5)
Percentage of interests acquired							100.00%
Deferred tax liabilities recognised as of acquisition date							$ 472
Liabilities Recognized as of Acquisition Date							1,584
Borrowings recognised as of acquisition date							$ 877
Infrastructure | Evoque [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				321
Total consideration				1,103
Identifiable Assets Acquired Recognised As Of Acquisition Date				1,127
Property, plant and equipment				440
Goodwill				463
Net income (loss) of combined entity as if combination occurred at beginning of period				$ (6)
Percentage of interests acquired				100.00%
Deferred tax liabilities recognised as of acquisition date				$ 0
Liabilities Recognized as of Acquisition Date				24
Borrowings recognised as of acquisition date				0
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill				2,411	1,555
Private Equity | BRK
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					758
Identifiable Assets Acquired Recognised As Of Acquisition Date					4,192
Property, plant and equipment					200
Net income (loss) of combined entity as if combination occurred at beginning of period					(64)
Percentage of interests acquired																				70.00%
Deferred tax liabilities recognised as of acquisition date					(746)
Liabilities Recognized as of Acquisition Date					3,186
Borrowings recognised as of acquisition date					1,468
Private Equity | Greenergy
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period					19,800
Total consideration																			$ 462
Identifiable Assets Acquired Recognised As Of Acquisition Date					2,549
Property, plant and equipment					154
Net income (loss) of combined entity as if combination occurred at beginning of period					(26)
Percentage of interests acquired																			85.00%
Deferred tax liabilities recognised as of acquisition date					52
Liabilities Recognized as of Acquisition Date					2,087
Borrowings recognised as of acquisition date					$ 210
Private Equity | Schoeller Allibert [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				635
Total consideration															$ 231
Net income (loss) of combined entity as if combination occurred at beginning of period				(27)
Percentage of interests acquired															70.00%
Private Equity | Teekay Offshore GP [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired												2.00%
Private Equity | Teekay Offshore Partners [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				1,300
Total consideration												$ 653
Identifiable Assets Acquired Recognised As Of Acquisition Date												5,300
Property, plant and equipment												3,700
Goodwill				547
Net income (loss) of combined entity as if combination occurred at beginning of period				(214)
Gain recognised in bargain purchase transaction				206
Liabilities Recognized as of Acquisition Date												4,100
Borrowings recognised as of acquisition date												3,300
Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				3,900
Total consideration											$ 3,835
Identifiable Assets Acquired Recognised As Of Acquisition Date											6,571
Property, plant and equipment											931
Goodwill				213							$ 213
Net income (loss) of combined entity as if combination occurred at beginning of period				$ 239
Percentage of interests acquired											100.00%
Deferred tax liabilities recognised as of acquisition date											$ 81
Liabilities Recognized as of Acquisition Date											2,736
Borrowings recognised as of acquisition date											3
Investment Warrants [Member] | Private Equity | Teekay Offshore Partners [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												$ 651
Asset level debt [Member] | Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Total consideration											$ 886
Pre-closing dividend [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration									9,050
BPR Shares [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration									161
Existing equity investment [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration									7,800
BPY Shares [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration									88
New equity [Member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration									5,200
Share-based payment arrangements [member] | Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Total consideration									$ 28